Income Taxes - Pre-tax Income from Continuing Operations (Details)	5 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020
Income Taxes
Effective tax rate	20.50%	9.20%	22.40%